Related party transactions	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Related party transactions [Text Block]

22. Related party transactions

In addition to the service fee earned as operator of the JV (note 6), the Company's related party transactions included compensation paid to key management personnel (being directors and executive officers of the Company), which was as follows for the years presented:

Year ended December 31,
	2020	2019
	$	$
Salaries and benefits	3,291	3,251
Share-based payments	1,096	1,041
Total compensation	4,387	4,292

Key management personnel consist of directors and officers of the Company.